OTHER NON-CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 09, 2012 Liyuan	Aug. 09, 2012 Liyuan Minimum	Aug. 09, 2012 Liyuan Maximum
OTHER NON-CURRENT ASSETS
Long-term prepaid debt insurance cost	$ 315	$ 591
Long-term prepaid rental expenses	118	270
Long-term prepaid compensation cost	337	90
Deposit for financing arrangement	859
Unamortized service fee	187
Long-term prepaid guarantee fee	197
Total	2,013	951
Other Non-Current Assets
Cash consideration for sale of certain power generating assets			7,151
Term of sale and leaseback			3 years
Monthly lease payment			219
Implicit interest rate on the lease payments (as a percent)			6.50%
Basis spread on variable rate (as a percent)			0.35%
Variable rate basis			Benchmark interest rate announced by the People's Bank of China
Term of loan for basis spread on variable rate				1 year	3 years
Nonrefundable service fee paid			354
Refundable deposit amount paid to IEL			$ 858